Subsequent Events	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
Management has performed an evaluation of subsequent events through January 13, 2021, the date of issuance of the financial statements, noting no items which require adjustment or disclosure.

11. Subsequent Events
On November 12, 2021, the Sponsor made available to the Company a loan of up to
 $1,000,000
pursuant to a promissory note issued by the Company to the Sponsor. The proceeds from the note will be used for on-going operational expenses and certain other expenses. The note is unsecured, non-interest bearing and matures on the earlier of: (i) February 28, 2022 or (ii) the date on which the Company consummates a Business Combination. As of November 15, 2021, the Sponsor had not advanced any amount on this note.